FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Impairment analysis	$ 607
Decreasing the carrying value	806
Notes receivable	614
Unrealized gain	39
Increasing carrying value	653
Impairment of convertible note	211
Decreasing impairment carrying value	442
Tarus [Member]
IfrsStatementLineItems [Line Items]
Gain on decrease in fair value of the liability	1,359
I O X [Member]
IfrsStatementLineItems [Line Items]
Gain on decrease in fair value of the liability	$ 1,352